Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001754301
Registrant Name	Fox Corp
Registration File Number	333-298166
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES